Short-Term Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Investments Disclosure [Abstract]
SHORT-TERM INVESTMENTS
3. SHORT-TERM INVESTMENTS
The Company may invest its excess cash in fixed income instruments denominated and payable in U.S. dollars, including U.S. treasury securities, commercial paper, corporate debt securities and asset-backed securities in accordance with the Company’s investment policy that primarily seeks to maintain adequate liquidity and preserve capital.
The following table summarizes the Company’s short-term investments as of September 30, 2023 and December 31, 2022:

As of September 30, 2023	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
	(in thousands)
Commercial paper	$3,965	$—	$(2)	$3,963
US Treasury securities	55,268	6	(7)	55,267
Corporate debt securities	14,990	—	(33)	14,957

Total	$74,223	$6	$(42)	$74,187

As of December 31, 2022	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
	(in thousands)
Commercial paper	$57,138	$—	$—	$57,138
US Treasury securities	65,160	—	(335)	64,825
Corporate debt securities	19,146	—	(69)	19,077

Total	$141,444	$—	$(404)	$141,040

The Company utilizes the specific identification method in computing realized gains and losses. The Company had no realized gains and losses on its available-for-sale
securities for the three and nine months ended September 30, 2023 and 2022. The contractual maturity dates of all of the Company’s investments are less than one year.

4. SHORT-TERM INVESTMENTS
The Company may invest its excess cash in fixed income instruments denominated and payable in U.S. dollars including U.S. treasury securities, commercial paper, corporate debt securities and asset-backed securities in accordance with the Company’s investment policy that primarily seeks to maintain adequate liquidity and preserve capital.
The following table summarizes the Company’s short-term investments as of December 31, 2022 and December 31, 2021:

As of December 31, 2022	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
	(in thousands)
Commercial paper	$57,138	$—	$—	$57,138
US Treasury securities	65,160	—	(335)	64,825
Corporate debt securities	19,146	—	(69)	19,077

Total	$141,444	$—	$(404)	$141,040

As of December 31, 2021	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
	(in thousands)
Commercial paper	$27,992	$—	$—	$27,992
Corporate debt securities	19,506	—	(7)	19,499

Total	$47,498	$—	$(7)	$47,491

The Company utilizes the specific identification method in computing realized gains and losses. The Company had no realized gains and losses on its available-for-sale
securities for the years ended December 31, 2022 and 2021. The contractual maturity dates of all of the Company’s investments are less than one year.